Note 6 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Other Receivables [Table Text Block]
	January 31,	January 31,
	2021	2020
Net working capital adjustments receivable from acquisitions	237	-
Other receivables	14,593	7,294
	14,830	7,294